Income and mining taxes (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of detailed information about effective income tax expense recovery [Table Text Block]
	Year ended
	December 31,
	2017	2016
Current:
Income taxes
Canada	$5,970	$7,000
Peru	24,523	-
Mining Taxes
Canada	4,744	1,309
Peru	14,706	8,971
	49,943	17,280
Deferred:
Income taxes (recoveries) - origination, revaluation and/or reversal of temporary differences
Canada	2,636	(24,013)
Peru	30,721	39,350
United States	(46,908)	5,617
Mining taxes (recoveries) - origination, revaluation and/or reversal of temporary differences
Canada	467	3,739
Peru	(613)	(1,441)
Adjustments in respect of prior years	(1,417)	266
	(15,114)	23,518
	$34,829	$40,798

Disclosure of deferred taxes [Table Text Block]
	Dec. 31, 2017	Dec. 31, 2016
Deferred income tax asset
Canada	$35,989	$79,483

Deferred income tax liability
Canada	-	(34,379)
Peru	(177,519)	(149,351)
United States	(107,691)	(154,600)
Deferred mining tax liability:
Canada	(5,615)	(4,706)
Peru	(11,267)	(11,880)
	(302,092)	(354,916)

Net deferred tax liability balance	$(266,103)	$(275,433)

Disclosure of changes in deferred tax assets and liabilities [Table Text Block]
	Year ended	Year ended
	Dec. 31, 2017	Dec. 31, 2016
Net deferred tax liability balance, beginning of year	$(275,433)	$(253,859)
Deferred income tax expense	15,032	(21,028)
Deferred mining tax expense	82	(2,490)
OCI transactions	(3,845)	2,198
Items charged directly to equity	2,238	-
Foreign currency translation on the deferred tax liability	(4,177)	(254)

Net deferred tax liability balance, end of year	$(266,103)	$(275,433)

Disclosure of reconciliation to statutory tax rate [Table Text Block]
	Year ended
	December 31,
	2017	2016
Statutory tax rate	27.00%	27.00%

Tax expense at statutory rate	$53,656	$1,513
Effect of:
Deductions related to mining taxes	(6,075)	(3,223)
Adjusted income taxes	47,581	(1,710)
Mining tax expense	19,367	12,771
	66,948	11,061

Permanent differences related to:
Capital items	1,462	401
Other income tax permanent differences	338	262
Impact of remeasurement on decommissioning liability	15,290	13,803
Temporary income tax differences not recognized	10,015	8,598
Impact related to differences in tax rates in foreign operations	4,605	2,250
Impact of changes to statutory tax rate	(52,855)	7,960
Foreign exchange on non-monetary items	(9,387)	(3,433)
Impact related to tax assessments and tax return amendments	(1,587)	(104)

Tax expense	$34,829	$40,798

Disclosure of temporary differences recognized [Table Text Block]
	Balance sheet		Income Statement
			Year ended	Year ended
	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2017	2016	2017	2016
Deferred income tax (liability) asset/
expense (recovery)
Property, plant and equipment	$(102,053)	$1,163	$103,216	$(255)
Pension obligation	10,034	942	(12,937)	(215)
Other employee benefits	16,742	2,972	(13,770)	(1,471)
Non-capital losses	91,495	59,034	(32,461)	(24,098)
Share issue and debt costs	15,707	16,319	2,850	(14,858)
Other	4,064	(947)	(8,810)	2,084
Deferred income tax asset / expense (recovery)	35,989	79,483	38,088	(38,813)
Deferred income tax liability (asset)/ (recovery) expense
Property, plant and equipment	313,581	417,060	(103,479)	22,810
Pension obligation	-	(12,150)	12,150	4,556
Other employee benefits	192	(14,806)	14,998	(2,111)
Asset retirement obligations	(789)	(11,357)	10,568	4,701
Non-capital losses	(27,539)	(46,500)	18,961	21,567
Other	(235)	6,083	(6,318)	8,318
Deferred income tax liability/ (recovery) expense	285,210	338,330	(53,120)	59,841
Deferred income tax liability/
(recovery) expense	$(249,221)	$(258,847)	$(15,032)	$21,028

Disclosure of temporary differences not recognized [Table Text Block]
	Dec. 31,	Dec. 31,
	2017	2016
Property, plant and equipment	$32,089	$16,690
Capital losses	223,916	109,670
Other employee benefits	78,871	52,093
Asset retirement obligations	174,448	135,481
Non-capital losses	104,171	99,737

Temporary differences not recognized	$613,495	$413,671

Disclosure of temporary differences - deferred mining tax assets and liabilities [Table Text Block]
	Dec. 31,	Dec. 31,
Canada	2017	2016

Property, plant and equipment	$(5,615)	$(4,706)
	Dec. 31,	Dec. 31,
Peru	2017	2016

Property, plant and equipment	$(11,267)	$(11,880)